Portfolio of Investments (unaudited)
As of September 30, 2024
The India Fund, Inc.

	Shares	Value
COMMON STOCKS—105.1%
INDIA—105.1%
Communication Services—7.5%
Bharti Airtel Ltd.	1,816,248	$ 37,109,147
Bharti Hexacom Ltd.	444,545	7,646,823
Info Edge India Ltd.	146,356	14,244,575
		59,000,545
Consumer Discretionary—9.2%
Indian Hotels Co. Ltd.	1,769,808	14,501,576
Mahindra & Mahindra Ltd.	928,870	34,505,814
Titan Co. Ltd.	275,069	12,557,956
UNO Minda Ltd.	792,014	10,430,735
		71,996,081
Consumer Staples—7.0%
Hindustan Unilever Ltd.	526,363	18,585,853
ITC Ltd.	2,891,302	17,872,847
Nestle India Ltd.	247,740	7,973,202
Tata Consumer Products Ltd.	736,954	10,520,175
		54,952,077
Energy—4.4%
Aegis Logistics Ltd.	3,809,956	34,712,569
Financials—26.7%
Aptus Value Housing Finance India Ltd.	1,645,428	6,964,702
Axis Bank Ltd.	1,404,021	20,631,783
Cholamandalam Investment & Finance Co. Ltd.	1,089,987	20,853,816
HDFC Bank Ltd.	1,976,147	40,696,239
ICICI Bank Ltd.	3,961,033	60,155,689
Kfin Technologies Ltd.	1,744,198	21,366,814
PB Fintech Ltd.(a)	537,765	10,291,945
SBI Life Insurance Co. Ltd.(b)	1,294,946	28,454,597
		209,415,585
Health Care—7.9%
Global Health Ltd.(a)	894,827	10,893,552
JB Chemicals & Pharmaceuticals Ltd.	846,684	18,913,164
Poly Medicure Ltd.	144,851	4,002,681
Syngene International Ltd.(b)	628,970	6,727,543
Vijaya Diagnostic Centre Pvt Ltd.	1,917,692	21,957,485
		62,494,425
Industrials—10.9%
ABB India Ltd.	115,369	11,115,290
Apar Industries Ltd.	88,000	9,993,646
Havells India Ltd.	633,980	15,279,842
Shares		Value

KEI Industries Ltd.	334,000	$ 17,110,710
Larsen & Toubro Ltd.	375,837	16,501,716
Siemens Ltd.	178,836	15,437,044
		85,438,248
Information Technology—10.2%
Coforge Ltd.	68,266	5,705,300
Infosys Ltd.	1,528,732	34,183,304
Tata Consultancy Services Ltd.	784,697	39,978,974
		79,867,578
Materials—8.1%
Coromandel International Ltd.	285,500	5,723,690
Hindalco Industries Ltd.	1,787,015	16,126,970
Pidilite Industries Ltd.	318,262	12,773,293
Supreme Industries Ltd.	108,808	6,947,226
UltraTech Cement Ltd.	158,583	22,325,303
		63,896,482
Real Estate—6.7%
Brigade Enterprises Ltd.	320,706	5,437,188
Godrej Properties Ltd.(a)	650,887	24,579,962
Phoenix Mills Ltd.	572,082	12,683,439
Prestige Estates Projects Ltd.	448,521	9,833,659
		52,534,248
Utilities—6.5%
NTPC Ltd.	4,938,611	26,046,418
Power Grid Corp. of India Ltd.	5,934,063	24,931,637
		50,978,055
Total India		825,285,893
Total Common Stocks		825,285,893
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(c)	843,757	843,757
Total Short-Term Investment		843,757
Total Investments (Cost $503,808,458)—105.2%		826,129,650
Liabilities in Excess of Other Assets—(5.2%)		(40,550,092)
Net Assets—100.0%		$785,579,558

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2024.

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
September 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/exchange-traded funds ("ETFs"), exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
2

Notes to Portfolio of Investments
September 30, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
3